SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2015
Computer software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Computer software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
License agreement, Estimated Useful Life	Agreement term
Intangible assets arising from business combination [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	15 years